                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                         One East Liberty, Third Floor
                               Reno Nevada 89501
                                 1-800-887-8671


                               Agent for Service:
                               SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                        San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31, 2004

Date of Reporting Period: June 30, 2004

Item 1. Reports to Stockholders

      The Semi-Annual Report for the Navellier Millennium Funds for the period ended June 30, 2004 follows.

NAVELLIER MILLENNIUM FUNDS


                       SEMIANNUAL REPORT
                           June 30, 2004

(PHOTO OF MAN)





                 Top 20 Portfolio    (NAVELLIER LOGO)
   International Growth Portfolio     NAVELLIER
                                        Calculated Investing

                                                SEMIANNUAL REPORT, June 30, 2004
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8670

--------------------------------------------------------------------------------

Dear Shareholder,

      The first six months of the year have been very memorable to say the least: terrorist attacks and fear of terrorist attacks, a surging trade deficit, a declining dollar, record high gasoline prices and less than robust job growth. A lot of money remains on the sidelines waiting for the signal to step back into the equity market. In spite of the challenging economic conditions, many investors were rewarded with single digit returns. Small and mid cap stocks outperformed large cap stocks during the first six months, as represented by the Russell 2000 Index up 6.76%, the Russell Mid Cap Index up 6.67%, while the large cap Russell 1000 Index returned 3.33%.

      The Navellier Funds underperformed for the period; however, we strongly believe that we need to stay true to our process and not chase performance. Year to date, performance of the indexes indicates that the market was rewarding all stocks; even those stocks that did not seem to merit price increases as judged by their fundamentals. We anticipate a change as the market becomes more narrowly focused on those stocks with strong earnings. We are encouraged by the fact that our funds rallied strongly in the last two months of the period where the market was finally rewarding those stocks with strong fundamentals. Performance of the indexes can be attributed to a variety of factors that do not meet our portfolio modeling criteria. We look for companies with quality earnings that are not inflated with extraordinary items. Our system selects only those stocks

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                       TOP 20 PORTFOLIO -- CLASS A SHARES
                                     NTGRX

                                                                MILLENNIUM TOP 20
                                         MILLENNIUM TOP 20        LOAD ADJUSTED       RUSSELL 3000 GROWTH        RUSSELL 3000
                                         -----------------      -----------------     -------------------        ------------
09/30/98                                       10000                   9505                  10000                  10000
12/31/98                                       12550                  11929                  12649                  12143
03/31/99                                       14570                  13849                  13378                  12555
06/30/99                                       16960                  16120                  13993                  13523
09/30/99                                       16560                  15740                  13467                  12633
12/31/99                                       22077                  20984                  16928                  14682
03/31/00                                       26690                  25369                  18162                  15353
06/30/00                                       25679                  24408                  17612                  14822
09/30/00                                       27838                  26460                  16682                  14931
12/31/00                                       20300                  19295                  13133                  13586
03/31/01                                       16491                  15675                  10441                  11935
06/30/01                                       17547                  16679                  11394                  12756
09/30/01                                       13941                  13251                   9113                  10764
12/31/01                                       16059                  15264                  10556                  12030
03/31/02                                       15558                  14787                  10288                  12146
06/30/02                                       14650                  13925                   8388                  10556
09/30/02                                       12035                  11440                   7088                   8738
12/31/02                                       10579                  10055                   7597                   9438
03/31/03                                        9994                   9499                   7502                   9151
06/30/03                                       12620                  11996                   8621                  10638
09/30/03                                       13385                  12722                   8998                  11002
12/31/03                                       14972                  14231                   9950                  12370
03/31/04                                       15020                  14277                  10063                  12646
06/30/04                                       14471                  13755                  10243                  12814

                          TOP 20 PORTFOLIO -- CLASS A

     TOTAL RETURNS FOR                                RUSSELL
       PERIODS ENDED                                   3000     RUSSELL
       JUNE 30, 2004*       PORTFOLIO   PORTFOLIO**   GROWTH     3000
  ------------------------  ---------   -----------   -------   -------
  Six Months                  (3.35)%       (8.11)%     2.96%     3.59%
  One Year                     14.66%         8.99%    18.82%    20.46%
  Annualized Five Year        (3.12)%       (4.10)%   (6.05)%   (1.07)%
  Annualized Since
   Inception***                 6.64%         5.70%     0.42%     4.40%
  Value of a $10,000
   investment over Life of
   Fund***                    $14,471       $13,755   $10,243   $12,814
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the
     redemption of Portfolio shares. Past performance is not predictive of future performance.
  ** Adjusted for maximum load of 4.95%
  ***Inception September 30, 1998

[LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES]

                INTERNATIONAL GROWTH PORTFOLIO -- CLASS A SHARES
                                     NAIMX

                                                                  INTERNATIONAL
                                           INTERNATIONAL           GROWTH LOAD
                                               GROWTH                ADJUSTED              EAFE INDEX         EAFE GROWTH INDEX
                                           -------------          -------------            ----------         -----------------
09/05/00                                       10000                   9505                  10000                  10000
09/30/00                                        9158                   8705                   9408                   9339
12/31/00                                        7310                   6948                   9162                   8659
03/31/01                                        6766                   6431                   7910                   7226
06/30/01                                        6612                   6285                   7841                   7058
09/30/01                                        5462                   5192                   6747                   5953
12/31/01                                        5893                   5601                   7218                   6546
03/31/02                                        6458                   6138                   7259                   6518
06/30/02                                        6283                   5972                   7119                   6408
09/30/02                                        5277                   5016                   5717                   5188
12/31/02                                        5232                   4973                   6087                   5514
03/31/03                                        4841                   4601                   5593                   5079
06/30/03                                        5861                   5571                   6687                   5918
09/30/03                                        6139                   5835                   7234                   6314
12/31/03                                        7106                   6754                   8472                   7305
03/31/04                                        7326                   6963                   8844                   7599
06/30/04                                        7305                   6944                   8883                   7503

                   INTERNATIONAL GROWTH PORTFOLIO -- CLASS A

     TOTAL RETURNS FOR                                           EAFE
       PERIODS ENDED                                   EAFE     GROWTH
       JUNE 30, 2004*       PORTFOLIO   PORTFOLIO**    INDEX     INDEX
  ------------------------  ---------   -----------   -------   -------
  Six Months                    2.80%       (2.24)%     4.86%     2.72%
  One Year                     24.65%        18.41%    32.85%    26.80%
  Annualized Since
   Inception***               (7.90)%       (9.12)%   (3.05)%   (7.24)%
  Value of a $10,000
   investment over Life of
   Fund***                     $7,305        $6,944    $8,883    $7,503
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the
     redemption of Portfolio shares. Past performance is not predictive of future performance.
  ** Adjusted for maximum load of 4.95%
  ***Inception September 5, 2000

with solid fundamentals. In May, the Navellier Top 20 Fund returned (+6.35%) and the Russell 3000 Growth returned (+1.87%); the Navellier International Growth Fund returned (+1.95%) and the E.A.F.E. Index returned (+0.43%). In June, the Navellier Top 20 Fund returned (+1.93%) and the Russell 3000 Growth returned (+1.41%); the Navellier International Growth Fund returned (+2.80%) and the E.A.F.E. Index returned (+2.23%).

MARKET COMMENTARY

      As far as the stock market is concerned, perception is more important than reality. Wall Street continues to ignore the best earnings environment in over a decade. Growth-to-PE ratios are indicating that the U.S. economy is not as weak as many fear, and possibly setting the stock market up for an incredible buying opportunity. First Call analyst expectations for the S&P 500 earnings are predicting more than a 15% increase year over year for 2004. This would result in the S&P 500 finishing at just over 18 times earnings. The S&P 500 finished the quarter at just over 1,140, which is 25% below its 2000 high. Last year's investor enthusiasm for small cap stocks has slowed; we believe the valuations of large cap stocks are exceptional and the market will reward these issues as the year continues. Additionally, expenditures for capital goods, technology, engineering and construction all appear to be increasing as indicated by first quarter reports. Retail sales continued to be strong although sharply increasing gasoline prices have recently dampened consumers' spending habits.

      The market seems to have digested the anticipated increases in interest rates largely due to Federal Reserve Chairman Alan Greenspan's confidence in the U.S. economic recovery. Even after the recent increases in rates, Chairman Greenspan still seemed quite pleased that the recent up-tick in inflation, which appeared in March, fizzled by May.

      Technology stocks, as a group, are very nervous, which is why the NASDAQ is struggling at ten-month lows. Business spending is expected to decelerate substantially in 2005 due to the expiration of accelerated business depreciation. Additionally, many technology stocks are nervous due to the FASB's quest to expense stock options, although it appears that Congress will dilute the FASB's proposed rule. The stock options "in the money" for the top executives will likely have to be expensed three years after going public. This "watered down" version of option reform will still hinder many technology stocks, so investors must be careful.

      One technology stock that led the move to expense stock options, namely Microsoft, is now leading the charge to declare extraordinary dividends to enrich all their shareholders. It is estimated that Microsoft's extraordinary dividends will pump more money into the U.S. economy just like a tax cut. It is also putting pressure on other companies to declare similar dividends. Naturally, the dividend relief that was passed last year is proving to be incredibly popular. As a result, we do not believe that it will be repealed, even if John Kerry were to be elected President.

      Probably the biggest problem with the stock market is that it is summertime, when the flow of funds into the stock market becomes increasingly erratic. The $16 billion that flowed out of bond mutual funds in May did not flow back into the stock market, so obviously investors are becoming increasingly nervous. Furthermore, the increasing trend towards indexing and ETFs (Exchange Traded Funds) is causing the volume to dry up in many stocks, until the end of the month when the indices and ETFs are rebalanced.

      Overall, the stock market is setting itself up for a big surge as soon as investor sentiment improves. That could occur if the economic data improves or if there is no terrorist attack between now and the November Presidential Election. In the interim, our best defense remains a strong offense of fundamentally superior stocks.

Sincerely,


s/ Louis G. Navellier                          s/ Michael Garaventa
LOUIS G. NAVELLIER                             MICHAEL GARAVENTA
Chief Investment Officer                       Assistant Portfolio Manager

s/ James O'Leary                               s/ Arjen Kuyper
JAMES O'LEARY, CFA                             ARJEN KUYPER
Portfolio Manager                              Chief Operating Officer

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2004 (Unaudited)

                    TOP 20 PORTFOLIO
---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
COMMON STOCKS -- 96.0%
APPAREL/FOOTWEAR RETAIL -- 11.5%
     24,705  Aeropostale, Inc.*            $      664,812
     13,210  Urban Outfitters, Inc.*              804,620
                                           --------------
                                                1,469,432
                                           --------------
FOOD/BEVERAGES -- 4.3%
     10,385  Sanderson Farms, Inc.                556,844
                                           --------------
HEALTH SERVICES -- 23.5%
     17,715  DaVita, Inc.*                        546,153
     17,250  Eon Labs, Inc.*                      706,042
     24,600  eResearch Technology, Inc.*          688,799
     19,350  Laserscope*                          533,093
     31,200  Palomar Medical
               Technologies, Inc.*                523,848
                                           --------------
                                                2,997,935
                                           --------------
INDUSTRIAL -- 4.4%
     13,220  FMC Corp.*                           569,914
                                           --------------
MISCELLANEOUS COMMERCIAL SERVICES -- 5.9%
     28,850  Gevity Hr, Inc.                      755,582
                                           --------------
OIL/GAS -- 10.2%
     11,558  Kerr-McGee Corp.                     621,474
     20,050  Tsakos Energy Navigation
               Ltd.                               680,898
                                           --------------
                                                1,302,372
                                           --------------
REAL ESTATE INVESTMENT TRUST -- 4.4%
     18,880  General Growth Properties,
               Inc.                               558,282
                                           --------------
SAVINGS BANK -- 4.2%
     16,050  Hudson City Bancorp, Inc.            536,712
                                           --------------
SEMICONDUCTORS -- 3.0%
     34,050  Trident Microsystems, Inc.*          381,701
                                           --------------
TECHNOLOGY -- 8.7%
     12,980  Adobe Systems, Inc.                  603,570
     11,810  Symantec Corp.*                      517,042
                                           --------------
                                                1,120,612
                                           --------------
TELECOMMUNICATION EQUIPMENT -- 4.8%
     51,920  Carrier Access Corp.*                618,886
                                           --------------
TOOLS & HARDWARE -- 6.0%
      8,760  Briggs & Stratton Corp.              773,946
                                           --------------
WIRELESS TELECOMMUNICATIONS -- 5.1%
      6,775  AO Vimpelcom Sponsored ADR*          653,449
                                           --------------
TOTAL COMMON STOCKS
  (COST $10,451,492)                           12,295,667
                                           --------------

---------------------------------------------------------
  Shares/
 Par Value                                  Market Value
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.4%
MONEY MARKET FUNDS -- 0.0%
        933  FBR Fund for Government
               Investors                   $          933
                                           --------------
GOVERNMENT AGENCY OBLIGATIONS -- 6.4%
   $824,972  FHLB Discount Notes 1.25%
               due 7/1/04                         824,972
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $825,905)                                 824,905
                                           --------------
TOTAL INVESTMENTS -- 102.4%
  (COST $11,277,397)                           13,121,572
Liabilities in Excess of Other
  Assets -- (2.4)%                               (303,356)
                                           --------------
NET ASSETS -- 100.0%                       $   12,818,216
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A                                $   15,672,207
    Class B                                     6,269,303
    Class C                                     3,707,081
  Accumulated Net Investment Loss                 (35,209)
  Accumulated Net Realized Loss on
    Investments                               (14,639,341)
  Net Unrealized Appreciation of
    Investments                                 1,844,175
                                           --------------
NET ASSETS                                 $   12,818,216
                                           ==============
  CLASS A                                  $    8,646,065
                                           ==============
  CLASS B                                  $    2,743,369
                                           ==============
  CLASS C                                  $    1,428,782
                                           ==============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 713,524 Shares Outstanding)          $12.12
                                           ==============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $12.12)                          $12.75
                                           ==============
  CLASS B SHARES
    (Based on 235,887 Shares Outstanding)          $11.63
                                           ==============
  CLASS C SHARES
    (Based on 122,605 Shares Outstanding)          $11.65
                                           ==============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2004 (Unaudited) (continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
COMMON STOCKS -- 97.6%
BANKING -- 11.1%
       995  ABN AMRO Holding NV ADR
              (Netherlands)                $    21,940
       525  Credit Suisse Group ADR
              (Switzerland)                     18,800
       280  HSBC Holdings plc ADR (United
              Kingdom)                          20,975
       370  UBS AG ADR (Switzerland)            26,292
                                           -----------
                                                88,007
                                           -----------
BIOTECHNOLOGY & DRUGS -- 3.2%
       490  Novo-Nordisk ADR (Denmark)          25,451
                                           -----------
BUILDING & CONSTRUCTION -- 5.5%
     1,070  Chicago Bridge & Iron Co. NV
              ADR (Netherlands)                 29,799
       550  Masonite International Corp.
              ADR (Canada)*                     14,218
                                           -----------
                                                44,017
                                           -----------
COMPUTER EQUIPMENT, SOFTWARE &
  SERVICES -- 17.5%
       380  Dassault Systemes S.A. ADR
              (France)                          17,810
       500  Logitech International S.A.
              ADR (Switzerland)*                22,845
       850  NDS Group plc ADR (United
              Kingdom)*                         21,437
       680  SAP AG ADR (Germany)                28,431
     1,005  Seagate Technology ADR
              (Cayman Islands)*                 14,502
       255  Sohu.com, Inc. ADR (China)*          5,069
       640  Trend Micro, Inc. ADR (Japan)       28,782
                                           -----------
                                               138,876
                                           -----------
ELECTRONICS -- 12.8%
       473  AU Optronics Corp. ADR
              (Taiwan)                           7,721
       420  Canon, Inc. ADR (Japan)             22,427
       240  Hitachi, Ltd. ADR (Japan)           16,702
       235  KYOCERA CORP. ADR (Japan)           20,163
     1,020  Matsushita Electric
              Industrial Co., Ltd. ADR
              (Japan)                           14,647
       530  SONY CORPORATION ADR (Japan)        20,167
                                           -----------
                                               101,827
                                           -----------
FOOD, BEVERAGE, & TOBACCO -- 2.1%
       420  Unilever plc ADR (United
              Kingdom)                          16,703
                                           -----------
INDUSTRIAL -- 3.6%
       485  BOC Group plc ADR (Britain)         16,422
       170  E. ON AG ADR (Germany)              12,323
                                           -----------
                                                28,745
                                           -----------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
-------------------------------------------------------
INSURANCE -- 2.6%
       880  ING Groep NV ADR
              (Netherlands)                $    20,856
                                           -----------
OIL & GAS SERVICES -- 10.4%
       300  BP Amoco plc ADR (Britain)          16,071
       900  Canadian Natural Resources
              Ltd. ADR (Canada)                 26,910
       260  PetroChina Co. Ltd. ADR
              (China)                           12,038
     2,200  Statoil ASA ADR (Norway)            27,984
                                           -----------
                                                83,003
                                           -----------
PHARMACEUTICALS -- 7.1%
       345  Alcon, Inc. ADR (Switzerland)       27,134
       240  Altana AG ADR (Germany)             14,491
       360  GlaxoSmithKline plc ADR
              (Britain)                         14,926
                                           -----------
                                                56,551
                                           -----------
SEMICONDUCTORS & RELATED -- 9.2%
     3,690  ARM Holdings plc ADR (United
              Kingdom)                          24,539
     1,000  ASML Holding NV ADR
              (Netherlands)*                    17,110
       750  ATI Technologies, Inc. ADR
              (Canada)*                         14,145
     2,042  Taiwan Semiconductor
              Manufacturing Company Ltd.
              ADR (Taiwan)                      16,972
                                           -----------
                                                72,766
                                           -----------
TELECOMMUNICATIONS -- 4.3%
       545  China Telecom Corp. Ltd. ADR
              (China)                           19,233
       700  SK Telecom Co., Ltd. ADR
              (South Korea)                     14,693
                                           -----------
                                                33,926
                                           -----------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 8.2%
       840  Nippon Telegraph and
              Telephone Corp. ADR (Japan)       22,545
       975  Nokia Oyj ADR (Finland)             14,177
       550  Telefonaktiebolaget LM
              Ericsson ADR (Sweden)*            16,456
       550  Vodafone Group plc ADR
              (United Kingdom)                  12,155
                                           -----------
                                                65,333
                                           -----------
TOTAL COMMON STOCKS
  (COST $616,299)                              776,061
                                           -----------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2004 (Unaudited) (continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
 Shares/
Par Value                                  Market Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.4%
MONEY MARKET FUNDS -- 0.0%
       934  FBR Fund for Government
              Investors                    $       934
                                           -----------
GOVERNMENT AGENCY
  OBLIGATIONS -- 6.4%
   $14,999  FHLB Discount Notes 1.25% due
              7/1/04                            14,999
                                           -----------

TOTAL SHORT-TERM INVESTMENTS
  (COST $15,933)                                15,933
                                           -----------

TOTAL INVESTMENTS -- 99.6%
(COST $632,232)                                791,994

Other Assets in Excess of
  Liabilities -- (0.4)%                          3,253
                                           -----------

NET ASSETS -- 100.0%                       $   795,247
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A                                $   614,185
    Class B                                    135,592
    Class C                                        451
  Undistributed Net Investment Income            1,817
  Accumulated Net Realized Loss on
    Investments                               (116,560)
  Net Unrealized Appreciation of
    Investments                                159,762
                                           -----------

NET ASSETS                                 $   795,247
                                           ===========

  CLASS A                                  $   616,830
                                           ===========

  CLASS B                                  $   172,658
                                           ===========

  CLASS C                                  $     5,759
                                           ===========

------------------------------------------------------
------------------------------------------------------
 Shares/
Par Value                                  Market Value
-------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 88,343 Shares Outstanding)         $6.98
                                           ===========
  CLASS A OFFERING PRICE PER SHARE

    (100/95.05 of $6.98)                         $7.34
                                           ===========
  CLASS B SHARES

    (Based on 24,818 Shares Outstanding)         $6.98
                                           ===========
  CLASS C SHARES

    (Based on 827 Shares Outstanding)            $6.96
                                           ===========

---------------

* Non-income producing

ADR -- American Depository Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

                                                                              INTERNATIONAL
                                                                 TOP 20          GROWTH
                                                                PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $       963      $     101
   Dividends (Note 1)........................................       84,644          8,639
                                                               -----------      ---------
     Total Investment Income.................................       85,607          8,740
                                                               -----------      ---------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................       69,495          4,180
   Accounting and Pricing Fees...............................       46,268         45,961
   Distribution Plan Fees (Note 3)
     Class A Shares..........................................       11,835            827
     Class B Shares..........................................       14,528            843
     Class C Shares..........................................        7,626             28
   Transfer Agent fees
     Class A Shares..........................................       16,281            569
     Class B Shares..........................................        3,893             79
     Class C Shares..........................................        3,450             48
   Printing Expense..........................................       19,429            667
   Trustees' Fees............................................        8,967          8,967
   Custodian Fees............................................        8,799          4,576
   Administrative Services Fee...............................       12,043            729
   Legal Expense.............................................        6,227          6,227
   Registration Fees
     Class A Shares..........................................        1,582          1,606
     Class B Shares..........................................        1,632          1,805
     Class C Shares..........................................        1,593          1,805
   Audit Fees................................................        4,809          1,136
   Pricing Expense...........................................          597          1,046
   Other Expenses............................................        3,470          1,545
                                                               -----------      ---------
     Total Expenses..........................................      242,524         82,644
     Less Expenses Reimbursed by Investment Adviser (Note
       2)....................................................     (121,708)       (75,721)
                                                               -----------      ---------
       Net Expenses..........................................      120,816          6,923
                                                               -----------      ---------
 NET INVESTMENT INCOME (LOSS)................................      (35,209)         1,817
                                                               -----------      ---------
 Net Realized Gain on Investments............................      821,268         83,847
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   (1,305,546)       (64,100)
                                                               -----------      ---------
 NET GAIN (LOSS) ON INVESTMENTS..............................     (484,278)        19,747
                                                               -----------      ---------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS................................................  $  (519,487)     $  21,564
                                                               ===========      =========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          TOP 20                  INTERNATIONAL GROWTH
                                                        PORTFOLIO                      PORTFOLIO
                                                FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                               MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                               JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,
                                                (UNAUDITED)        2003        (UNAUDITED)        2003
                                               -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)..............   $   (35,209)   $  (126,245)    $    1,817     $     9,370
   Net Realized Gain on Investment
     Transactions............................       821,268        781,572         83,847          81,236
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.............    (1,305,546)     4,306,911        (64,100)        303,345
                                                -----------    -----------     ----------     -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations.............      (519,487)     4,962,238         21,564         393,951
                                                -----------    -----------     ----------     -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
       Class A Shares........................            --             --             --          (9,589)
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares........................       128,139        305,398        194,345         830,840
       Class B Shares........................            --         23,119          2,408              --
       Class C Shares........................            --         46,394             --              --
   Reinvestment of Distributions:
       Class A Shares........................            --             --             --           9,593
   Cost of Shares Redeemed:
       Class A Shares........................    (1,492,897)    (3,851,106)      (234,610)     (1,639,979)
       Class B Shares........................      (248,678)      (697,772)            --         (14,152)
       Class C Shares........................      (275,969)      (634,069)            --         (42,368)
                                                -----------    -----------     ----------     -----------
     Net Decrease in Net Assets Resulting
       from Share Transactions...............    (1,889,405)    (4,808,036)       (37,857)       (865,655)
                                                -----------    -----------     ----------     -----------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................    (2,408,892)       154,202        (16,293)       (471,704)
 NET ASSETS -- Beginning of Period...........    15,227,108     15,072,906        811,540       1,283,244
                                                -----------    -----------     ----------     -----------
 NET ASSETS -- End of Period.................   $12,818,216    $15,227,108     $  795,247     $   811,540
                                                ===========    ===========     ==========     ===========
 ACCUMULATED NET INVESTMENT INCOME (LOSS)....   $   (35,209)   $        --     $    1,817     $        --
                                                ===========    ===========     ==========     ===========
 SHARES
   Sold:
       Class A Shares........................         9,749         30,888         27,631         145,898
       Class B Shares........................            --          2,621            352              --
       Class C Shares........................            --          5,099             --              --
   Issued in Reinvestment of Distributions:
       Class A Shares........................            --             --             --           1,476
   Redeemed:
       Class A Shares........................      (121,598)      (392,202)       (33,433)       (271,779)
       Class B Shares........................       (21,296)       (70,137)            --          (2,407)
       Class C Shares........................       (22,792)       (64,349)            --          (6,433)
                                                -----------    -----------     ----------     -----------
     Net Decrease in Shares..................      (155,937)      (488,080)        (5,450)       (133,245)
                                                ===========    ===========     ==========     ===========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  TOP 20
                                                                 PORTFOLIO
                                                                  CLASS A
                                      ---------------------------------------------------------------
                                       FOR THE SIX
                                      MONTHS ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                      JUNE 30, 2004   -----------------------------------------------
                                       (UNAUDITED)     2003      2002      2001      2000      1999
                                      -------------   -------   -------   -------   -------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................     $12.54         $8.86    $13.45    $17.10    $20.96    $12.55
                                         ------       -------   -------   -------   -------   -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss............      (0.02)        (0.08)    (0.05)    (0.17)    (0.20)    (0.18)
     Net Realized and Unrealized
       Gain (Loss) on Investments...      (0.40)         3.76     (4.54)    (3.40)    (1.44)     9.68
                                         ------       -------   -------   -------   -------   -------
   Total from Investment
     Operations.....................      (0.42)         3.68     (4.59)    (3.57)    (1.64)     9.50
                                         ------       -------   -------   -------   -------   -------
 Distributions to Shareholders:
   From Net Realized Gains..........         --            --        --     (0.08)    (2.22)    (1.09)
                                         ------       -------   -------   -------   -------   -------
   Net Increase (Decrease) in Net
     Asset Value....................      (0.42)         3.68     (4.59)    (3.65)    (3.86)     8.41
                                         ------       -------   -------   -------   -------   -------
   Net Asset Value -- End of
     Period.........................     $12.12        $12.54     $8.86    $13.45    $17.10    $20.96
                                         ======       =======   =======   =======   =======   =======
 TOTAL INVESTMENT RETURN*...........      (3.35)%(A)    41.53%   (34.13)%  (20.89)%   (8.05)%   75.91%

 RATIOS TO AVERAGE NET ASSETS (NOTE
   2):
   Expenses After Reimbursement.....       1.50%(B)      1.50%     1.50%     1.50%     1.40%     1.50%
   Expenses Before Reimbursement....       3.22%(B)      2.96%     2.27%     2.15%     1.89%     2.34%
   Net Investment Loss After
     Reimbursement..................      (0.27)%(B)    (0.63)%   (0.39)%   (1.10)%   (1.11)%   (1.34)%
   Net Investment Loss Before
     Reimbursement..................      (1.99)%(B)    (2.09)%   (1.16)%   (1.75)%   (1.59)%   (2.19)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........        142%(B)       215%      207%      185%      118%      235%
   Net Assets at End of Period (in
     thousands).....................     $8,646       $10,354   $10,513   $20,784   $28,737   $23,433
   Number of Shares Outstanding at
     End of Period (in thousands)...        713           825     1,187     1,545     1,680     1,118
 -----------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized.

 * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     TOP 20
                                                                    PORTFOLIO
                                                                     CLASS B
                                            ---------------------------------------------------------
                                             FOR THE SIX       FOR THE YEARS ENDED         FOR THE
                                            MONTHS ENDED           DECEMBER 31,          PERIOD ENDED
                                            JUNE 30, 2004   --------------------------   DECEMBER 31,
                                             (UNAUDITED)     2003     2002      2001        2000*
                                            -------------   ------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...............................     $12.10        $8.61    $13.17    $16.94      $27.85
                                               ------       ------   -------   -------     -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss..................      (0.06)       (0.15)    (0.13)    (0.23)      (0.13)
     Net Realized and Unrealized Gain
       (Loss) on Investments..............      (0.41)        3.64     (4.43)    (3.46)      (8.56)
                                               ------       ------   -------   -------     -------
   Total from Investment Operations.......      (0.47)        3.49     (4.56)    (3.69)      (8.69)
                                               ------       ------   -------   -------     -------
 Distributions to Shareholders:
   From Net Realized Gains................         --           --        --     (0.08)      (2.22)
                                               ------       ------   -------   -------     -------
   Net Increase (Decrease) in Net Asset
     Value................................      (0.47)        3.49     (4.56)    (3.77)     (10.91)
                                               ------       ------   -------   -------     -------
   Net Asset Value -- End of Period.......     $11.63       $12.10     $8.61    $13.17      $16.94
                                               ======       ======   =======   =======     =======
 TOTAL INVESTMENT RETURN**................      (3.88)%(A)   40.53%   (34.62)%  (21.75)%    (31.41)%(A)
 RATIOS TO AVERAGE NET ASSETS (NOTE 2):
   Expenses After Reimbursement...........       2.25%(B)     2.25%     2.25%     2.25%       2.25%(B)
   Expenses Before Reimbursement..........       3.97%(B)     3.71%     3.02%     2.90%       2.74%(B)
   Net Investment Loss After
     Reimbursement........................      (1.02)%(B)   (1.37)%   (1.11)%   (1.84)%     (1.84)%(B)
   Net Investment Loss Before
     Reimbursement........................      (2.75)%(B)   (2.83)%   (1.88)%   (2.49)%     (2.33)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate................        142%(B)      215%      207%      185%        118%
   Net Assets at End of Period (in
     thousands)...........................     $2,743       $3,111    $2,795    $4,823      $4,922
   Number of Shares Outstanding at End of
     Period (in thousands)................        236          257       325       366         290
 -----------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized.

  * From Commencement of Operations March 28, 2000.

 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    TOP 20
                                                                   PORTFOLIO
                                                                    CLASS C
                                           ---------------------------------------------------------
                                             FOR THE SIX       FOR THE YEARS ENDED        FOR THE
                                            MONTHS ENDED           DECEMBER 31,         PERIOD ENDED
                                            JUNE 30, 2004    ------------------------   DECEMBER 31,
                                             (UNAUDITED)      2003     2002     2001       2000*
                                           ---------------   ------   ------   ------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..............................      $12.12         $8.62   $13.19   $16.95      $21.54
                                               ------        ------   ------   ------      ------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss.................       (0.06)        (0.16)   (0.13)   (0.25)      (0.11)
     Net Realized and Unrealized Gain
       (Loss) on Investments.............       (0.41)         3.66    (4.44)   (3.43)      (2.26)
                                               ------        ------   ------   ------      ------
   Total from Investment Operations......       (0.47)         3.50    (4.57)   (3.68)      (2.37)
                                               ------        ------   ------   ------      ------
 Distributions to Shareholders:
   From Net Realized Gains...............          --            --       --    (0.08)      (2.22)
                                               ------        ------   ------   ------      ------
   Net Increase (Decrease) in Net Asset
     Value...............................       (0.47)         3.50    (4.57)   (3.76)      (4.59)
                                               ------        ------   ------   ------      ------
   Net Asset Value -- End of Period......      $11.65        $12.12    $8.62   $13.19      $16.95
                                               ======        ======   ======   ======      ======
 TOTAL INVESTMENT RETURN**...............       (3.88)%(A)    40.60%  (34.65)% (21.68)%    (11.27)%(A)

 RATIOS TO AVERAGE NET ASSETS (NOTE 2):
   Expenses After Reimbursement..........        2.25%(B)      2.25%    2.25%    2.25%       2.25%(B)
   Expenses Before Reimbursement.........        4.26%(B)      3.71%    3.02%    2.90%       2.74%(B)
   Net Investment Loss After
     Reimbursement.......................       (1.02)%(B)    (1.38)%  (1.11)%  (1.84)%     (1.83)%(B)
   Net Investment Loss Before
     Reimbursement.......................       (3.03)%(B)    (2.84)%  (1.88)%  (2.49)%     (2.31)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...............         142%(B)       215%     207%     185%        118%
   Net Assets at End of Period (in
     thousands)..........................      $1,429        $1,762   $1,765   $3,032      $3,030
   Number of Shares Outstanding at End of
     Period (in thousands)...............         123           145      205      230         179
 ----------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized.

  * From Commencement of Operations April 28, 2000.

 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INTERNATIONAL GROWTH
                                                                     PORTFOLIO
                                                                      CLASS A
                                             ---------------------------------------------------------
                                               FOR THE SIX       FOR THE YEARS ENDED        FOR THE
                                              MONTHS ENDED           DECEMBER 31,         PERIOD ENDED
                                              JUNE 30, 2004    ------------------------   DECEMBER 31,
                                               (UNAUDITED)      2003     2002     2001       2000*
                                             ---------------   ------   ------   ------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................       $6.79         $5.08    $5.74    $7.12       $9.74
                                                 ------        ------   ------   ------     -------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)..........        0.02          0.10     0.02       --       (0.02)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............        0.17          1.71    (0.66)   (1.38)      (2.60)
                                                 ------        ------   ------   ------     -------
   Total from Investment Operations........        0.19          1.81    (0.64)   (1.38)      (2.62)
                                                 ------        ------   ------   ------     -------
 Distributions to Shareholders:
   From Net Investment Income..............          --         (0.10)   (0.02)      --          --
                                                 ------        ------   ------   ------     -------
   Net Increase (Decrease) in Net Asset
     Value.................................        0.19          1.71    (0.66)   (1.38)      (2.62)
                                                 ------        ------   ------   ------     -------
   Net Asset Value -- End of Period........       $6.98         $6.79    $5.08    $5.74       $7.12
                                                 ======        ======   ======   ======     =======
 TOTAL INVESTMENT RETURN**.................        2.80%(A)     35.82%  (11.22)% (19.38)%    (26.90)%(A)
 RATIOS TO AVERAGE NET ASSETS (NOTE 2):
   Expenses After Reimbursement............        1.50%(B)      1.50%    1.49%    1.49%       1.49%(B)
   Expenses Before Reimbursement...........       18.76%(B)     11.33%   10.80%   22.97%     120.64%(B)
   Net Investment Loss After
     Reimbursement.........................        0.58%(B)     (0.02)%   0.36%    0.03%      (0.54)%(B)
   Net Investment Loss Before
     Reimbursement.........................      (16.68)%(B)    (9.85)%  (8.95)% (21.45)%   (119.69)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................         105%(B)       161%      85%     241%         42%
   Net Assets at End of Period (in
     thousands)............................        $617          $640   $1,111     $805         $89
   Number of Shares Outstanding at End of
     Period (in thousands).................          88            94      219      140          13
 ------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized.

  * From Commencement of Operations September 5, 2000.

 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              INTERNATIONAL GROWTH
                                                                    PORTFOLIO
                                                                     CLASS B
                                            ---------------------------------------------------------
                                             FOR THE SIX       FOR THE YEARS ENDED         FOR THE
                                            MONTHS ENDED           DECEMBER 31,          PERIOD ENDED
                                            JUNE 30, 2004   --------------------------   DECEMBER 31,
                                             (UNAUDITED)     2003     2002      2001        2000*
                                            -------------   ------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...............................       $6.80       $5.04     $5.70     $7.12        $8.31
                                               -------      ------   -------   -------     --------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss).........         (--)(C)      --(C)   (0.01)   (0.04)       (0.01)
     Net Realized and Unrealized Gain
       (Loss) on Investments..............        0.16        1.76     (0.65)    (1.38)       (1.18)
                                               -------      ------   -------   -------     --------
   Total from Investment Operations.......        0.16        1.76     (0.66)    (1.42)       (1.19)
                                               -------      ------   -------   -------     --------
   Net Increase (Decrease) in Net Asset
     Value................................        0.16        1.76     (0.66)    (1.42)       (1.19)
                                               -------      ------   -------   -------     --------
   Net Asset Value -- End of Period.......       $6.96       $6.80     $5.04     $5.70        $7.12
                                               =======      ======   =======   =======     ========
 TOTAL INVESTMENT RETURN**................        2.35%(A)   34.92%   (11.58)%  (19.94)%     (14.32)%(A)
 RATIOS TO AVERAGE NET ASSETS (NOTE 2):
   Expenses After Reimbursement...........        2.25%(B)    2.25%     2.21%     2.25%        2.24%(B)
   Expenses Before Reimbursement..........       21.56%(B)   12.08%    11.52%    23.73%      121.39%(B)
   Net Investment Loss After
     Reimbursement........................       (0.12)%(B)   0.02%     0.74%    (0.65)%      (0.83)%(B)
   Net Investment Loss Before
     Reimbursement........................      (19.44)%(B)  (9.81)%  (10.04)%  (22.13)%    (119.99)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate................         105%(B)     161%       85%      241%          42%
   Net Assets at End of Period (in
     thousands)...........................        $172        $166      $135       $18          $17
   Number of Shares Outstanding at End of
     Period (in thousands)................          25          24        27         3            2
 -----------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized.
  (C) The per share data provided is less than $0.01.

  * From Commencement of Operations November 2, 2000.
 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INTERNATIONAL GROWTH
                                                                       PORTFOLIO
                                                                        CLASS C
                                                -------------------------------------------------------
                                                 FOR THE SIX      FOR THE YEARS ENDED        FOR THE
                                                MONTHS ENDED          DECEMBER 31,         PERIOD ENDED
                                                JUNE 30, 2004     --------------------     DECEMBER 31,
                                                 (UNAUDITED)       2003         2002          2001*
                                                -------------     -------     --------     ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period.....       $6.81         $5.03        $5.71          $7.12
                                                   -------        ------      -------        -------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss).............       (0.01)         0.01           --          (0.01)
     Net Realized and Unrealized Gain (Loss)
       on Investments.........................        0.16          1.77        (0.68)         (1.40)
                                                   -------        ------      -------        -------
   Total from Investment Operations...........        0.15          1.78        (0.68)         (1.41)
                                                   -------        ------      -------        -------
   Net Increase (Decrease) in Net Asset
     Value....................................        0.15          1.78        (0.68)         (1.41)
                                                   -------        ------      -------        -------
   Net Asset Value -- End of Period...........       $6.96         $6.81        $5.03          $5.71
                                                   =======        ======      =======        =======
 TOTAL INVESTMENT RETURN**....................        2.20%(A)     35.39%      (11.19)%       (19.80)%(A)
 RATIOS TO AVERAGE NET ASSETS (NOTE 2):
   Expenses After Reimbursement...............        2.35%(B)      2.25%        2.25%          2.21%(B)
   Expenses Before Reimbursement..............       84.41%(B)     12.08%       11.56%         23.69%(B)
   Net Investment Loss After Reimbursement....       (0.25)%(B)     0.03%       (0.10)%        (0.74)%(B)
   Net Investment Loss Before Reimbursement...      (82.31)%(B)    (9.80)%      (9.41)%       (22.22)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate....................         105%(B)       161%          85%           241%
   Net Assets at End of Period (in
     thousands)...............................          $6            $6          $37            $31
   Number of Shares Outstanding at End of
     Period (in thousands)....................           1             1            7              5
 ---------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized.

  * From Commencement of Operations January 12, 2001.
 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of two Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, and the International Growth Portfolio, a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund consists of three classes of shares. Class A shares have been offered since September 30, 1998 for the Top 20 Portfolio and the International Growth Portfolio. Class B and Class C shares have been offered since March 2, 2000 for the Top 20 Portfolio, and September 5, 2000 for International Growth Portfolio. Class A shares are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 4). The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% and Class B and Class C to 2.25% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio and the International Growth Portfolio totaling $121,708 and $75,721, for the six months ended June 30, 2004, respectively.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     At June 30, 2004, the Statements of Net Assets includes the following amounts receivable from the Adviser and payable to Distributor:

                                                                    INTERNATIONAL
                                                        TOP 20         GROWTH
                                                       PORTFOLIO      PORTFOLIO
                                                       ---------    -------------
Adviser..............................................   $17,657        $9,973
                                                        =======        ======
Distributor..........................................   $   173        $    9
                                                        =======        ======

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Distributor collected the following contingent deferred sales charges on the redemption of Class B and Class C shares during the six months ended June 30, 2004:

                                                 CLASS B SHARES    CLASS C SHARES
                                                 --------------    --------------
Top 20 Portfolio...............................      $7,542            $   3
International Growth Portfolio.................          --               --

3. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

     For the six months ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                             INTERNATIONAL
                                                                TOP 20          GROWTH
                                                               PORTFOLIO       PORTFOLIO
                                                              -----------    -------------
Purchases...................................................  $ 9,649,872      $422,868
                                                              ===========      ========
Sales.......................................................  $11,775,189      $466,484
                                                              ===========      ========

5. Federal Income Taxes

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     The tax character of distributions paid for the years ended December 31, 2003 and 2002 was as follows:

                                                              2003                         2002
                                                    -------------------------    -------------------------
                                                    ORDINARY      LONG-TERM      ORDINARY      LONG-TERM
                                                     INCOME     CAPITAL GAINS     INCOME     CAPITAL GAINS
                                                    --------    -------------    --------    -------------
Top 20 Portfolio..................................   $   --         $  --         $   --         $  --
International Growth Portfolio....................   $9,589         $  --         $3,522         $  --

     The following information is computed on a tax basis for each item as of December 31, 2003:

                                                                              INTERNATIONAL
                                                                 TOP 20          GROWTH
                                                               PORTFOLIO        PORTFOLIO
                                                              ------------    -------------
Gross Unrealized Appreciation...............................  $  3,282,944      $ 222,802
Gross Unrealized Depreciation...............................      (239,510)       (15,207)
                                                              ------------      ---------
Net Unrealized Appreciation.................................  $  3,043,434      $ 207,595
                                                              ============      =========
Capital Loss Carryforward...................................   (15,354,322)      (184,140)
                                                              ------------      ---------
  Accumulated Earnings (Deficit)............................  $(12,310,888)     $  23,455
                                                              ============      =========
Cost of Investments for Federal Income Tax Purposes.........  $ 11,894,927      $ 609,871
                                                              ============      =========

     The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales. As of December 31, 2003, the Portfolios reclassified net investment losses and distributions in excess to paid-in capital on the Statements of Net Assets as follows:

                                                             UNDISTRIBUTED      ACCUMULATED
                                                             NET INVESTMENT     NET REALIZED      PAID-IN
                                                                 INCOME        GAINS (LOSSES)     CAPITAL
                                                             --------------    --------------    ---------
Top 20 Portfolio...........................................     $126,245          $64,910        $(191,155)
International Growth Portfolio.............................     $    216          $    --        $    (216)

     Such reclassifications have no affect on the Funds' net assets or net asset value per share.

     As of December 31, 2003, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                                                TOP 20       INTERNATIONAL
                                                               PORTFOLIO        GROWTH
EXPIRES DECEMBER 31,                                                           PORTFOLIO
--------------------                                          -----------    -------------
2009........................................................  $11,569,611      $ 98,553
2010........................................................    3,626,476        85,587
2011........................................................      158,235            --
                                                              -----------      --------
                                                              $15,354,322      $184,140
                                                              ===========      ========

     The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At June 30, 2004, no Fund had outstanding borrowings.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

7. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Proxy Voting Guidelines

     Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility is available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                 (This page has been left blank intentionally.)

                TRANSFER AGENT                     CUSTODIAN    NAVELLIER OFFICES

Integrated Fund Services, Inc.    FBR National Trust Company    c/o Navellier Securities Corp.
                 P.O. Box 5354          4922 Fairmont Avenue    One East Liberty, Third Floor
   Cincinnati, Ohio 45201-5354            Bethesda, MD 20814    Reno, Nevada 89501

           800-622-1386 E.S.T.                                  800-887-8671 P.S.T.

Item 2. Codes of Ethics

      (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier Management, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

      (c), (d) There have been no amendments to those Codes of Ethics during the last fiscal year or waivers from the application of those Codes of Ethics to anyone during the last fiscal year.

      (e) N/A. See subparagraphs (c) and (d) above.

      (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

      (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.

      (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. The audit committee also has an interested audit committee financial expert who is Louis Navellier.

Item 4. Principal Accountant Fees and Services

      (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2002 were $13,600. The aggregate fees for audit services for fiscal 2003 were $13,600.

      (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2002 and none for 2003.

      (c) Tax Fees. There were no fees billed by The Navellier Millennium Funds' principal accountant for tax compliance, tax advice or tax planning for 2002 or 2003.

      (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds' principal accountant for other services for 2002 or 2003.

      (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

      If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

      (e)(2) N/A

Item 5. Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman, Arjen Kuyper and Jacques Delacroix) and Arnold Langsen.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      N/A

Item 8. Reserved

Item 9. Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 10. Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    THE NAVELLIER MILLENNIUM FUNDS



Date: September 9, 2004                    By /s/ Louis G. Navellier
                                              ----------------------------------
                                           Louis G. Navellier
                                           Principal Executive Officer


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    THE NAVELLIER MILLENNIUM FUNDS



Date: September 9, 2004                    By /s/ Louis G. Navellier
                                              ----------------------------------
                                           Louis G. Navellier
                                           Principal Executive Officer


                                    THE NAVELLIER MILLENNIUM FUNDS



Date: September 9, 2004                    By /s/ Louis G. Navellier
                                              ----------------------------------
                                           Louis G. Navellier
                                           Principal Financial Officer